Shareholder Report	6 Months Ended
May 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Strategic Funds, Inc.
Entity Central Index Key	0000737520
Document Period End Date	May 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Stock Fund
Class Name	Class A
Trading Symbol	DGLAX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Stock Fund
Class Name	Class C
Trading Symbol	DGLCX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Stock Fund
Class Name	Class I
Trading Symbol	DGLRX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Stock Fund
Class Name	Class Y
Trading Symbol	DGLYX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Stock Fund
Class Name	Class A
Trading Symbol	DISAX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Stock Fund
Class Name	Class C
Trading Symbol	DISCX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Stock Fund
Class Name	Class I
Trading Symbol	DISRX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Stock Fund
Class Name	Class Y
Trading Symbol	DISYX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Select Managers Small Cap Value Fund
Class Name	Class A
Trading Symbol	DMVAX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Select Managers Small Cap Value Fund
Class Name	Class C
Trading Symbol	DMECX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Select Managers Small Cap Value Fund
Class Name	Class I
Trading Symbol	DMVIX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Select Managers Small Cap Value Fund
Class Name	Class Y
Trading Symbol	DMVYX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
BNY Mellon Global Stock Fund | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.23%*

*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.23%	[1]
Net Assets	$ 993,000,000
Holdings Count	49
Portfolio Turnover	7.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$993	49	7.51%

Holdings [Text Block]

Portfolio Holdings (as of 5/31/24)

Country Allocation (Based on Net Assets)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Global Stock Fund | Class C
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$102	2.05%*

*	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.05%	[2]
Net Assets	$ 993,000,000
Holdings Count	49
Portfolio Turnover	7.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$993	49	7.51%

Holdings [Text Block]

Portfolio Holdings (as of 5/31/24)

Country Allocation (Based on Net Assets)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Global Stock Fund | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.92%*

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[3]
Net Assets	$ 993,000,000
Holdings Count	49
Portfolio Turnover	7.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$993	49	7.51%

Holdings [Text Block]

Portfolio Holdings (as of 5/31/24)

Country Allocation (Based on Net Assets)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Global Stock Fund | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.89%*

*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[4]
Net Assets	$ 993,000,000
Holdings Count	49
Portfolio Turnover	7.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$993	49	7.51%

Holdings [Text Block]

Portfolio Holdings (as of 5/31/24)

Country Allocation (Based on Net Assets)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon International Stock Fund | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.25%*

*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%	[5]
Net Assets	$ 6,213,000,000
Holdings Count	51
Portfolio Turnover	4.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$6,213	51	4.74%

Holdings [Text Block]

Portfolio Holdings (as of 5/31/24)

Country Allocation (Based on Net Assets)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon International Stock Fund | Class C
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.97%*

*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.97%	[6]
Net Assets	$ 6,213,000,000
Holdings Count	51
Portfolio Turnover	4.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$6,213	51	4.74%

Holdings [Text Block]

Portfolio Holdings (as of 5/31/24)

Country Allocation (Based on Net Assets)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon International Stock Fund | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.92%*

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[7]
Net Assets	$ 6,213,000,000
Holdings Count	51
Portfolio Turnover	4.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$6,213	51	4.74%

Holdings [Text Block]

Portfolio Holdings (as of 5/31/24)

Country Allocation (Based on Net Assets)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon International Stock Fund | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.88%*

*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[8]
Net Assets	$ 6,213,000,000
Holdings Count	51
Portfolio Turnover	4.74%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$6,213	51	4.74%

Holdings [Text Block]

Portfolio Holdings (as of 5/31/24)

Country Allocation (Based on Net Assets)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Select Managers Small Cap Value Fund | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Select Managers Small Cap Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$65	1.30%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 65	[9]
Expense Ratio, Percent	1.30%	[9],[10]
Net Assets	$ 92,000,000
Holdings Count	149
Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$92	149	37.00%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]

• The Board of Directors has approved the liquidation of the Fund, effective on or about July 26, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on or about June 21, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 29, 2024, as supplemented on May 16, 2024, which is available at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 29, 2024, as supplemented on May 16, 2024, which is available at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Select Managers Small Cap Value Fund | Class C
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Select Managers Small Cap Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$103	2.05%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 103	[11]
Expense Ratio, Percent	2.05%	[11],[12]
Net Assets	$ 92,000,000
Holdings Count	149
Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$92	149	37.00%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]

• The Board of Directors has approved the liquidation of the Fund, effective on or about July 26, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on or about June 21, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 29, 2024, as supplemented on May 16, 2024, which is available at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 29, 2024, as supplemented on May 16, 2024, which is available at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Select Managers Small Cap Value Fund | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Select Managers Small Cap Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$53	1.05%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 53	[13]
Expense Ratio, Percent	1.05%	[13],[14]
Net Assets	$ 92,000,000
Holdings Count	149
Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$92	149	37.00%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]

• The Board of Directors has approved the liquidation of the Fund, effective on or about July 26, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on or about June 21, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 29, 2024, as supplemented on May 16, 2024, which is available at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 29, 2024, as supplemented on May 16, 2024, which is available at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Select Managers Small Cap Value Fund | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Select Managers Small Cap Value Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$53	1.05%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 53	[15]
Expense Ratio, Percent	1.05%	[15],[16]
Net Assets	$ 92,000,000
Holdings Count	149
Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$92	149	37.00%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets)
Material Fund Change [Text Block]

• The Board of Directors has approved the liquidation of the Fund, effective on or about July 26, 2024 (the “Liquidation Date”). Before the Liquidation Date, and at the discretion of Fund management, the Fund’s portfolio securities will be sold and the Fund may cease to pursue its investment objective and policies. The liquidation of the Fund may result in one or more taxable events for shareholders subject to federal income tax. Accordingly, effective on or about June 21, 2024 (the “Closing Date”), the Fund was closed to any investments for new accounts, except that new accounts may be established by participants in group retirement plans if the Fund is established as an investment option under the plans before the Closing Date.

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 29, 2024, as supplemented on May 16, 2024, which is available at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund’s current prospectus, dated March 29, 2024, as supplemented on May 16, 2024, which is available at im.bnymellon.com/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[10]	Annualized
[11]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[12]	Annualized
[13]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[14]	Annualized
[15]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[16]	Annualized